Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)
Beginning balance, Amount at Dec. 31, 2016	¥ 6,351,213		¥ 7,784		¥ 3,006,152		¥ 125,009		¥ 3,221,459		¥ (9,191)
Beginning balance, Shares at Dec. 31, 2016 | shares			115,297,224	115,297,224
Net income/(loss)	1,994,459								2,001,619		(7,160)
Other comprehensive income:
Foreign currency translation adjustments	(55,055)						(55,055)
Dividends declared (RMB5.08 per Class A ordinary share; RMB595,779 to Class A ordinary shareholders)	(595,779)								(595,779)
Exercise and vesting of share-based awards	62,662		¥ 125		62,537
Exercise and vesting of share-based awards, Shares | shares			1,843,632	1,843,632
Share-based compensation	177,786				177,786
Ending balance, Amount at Dec. 31, 2017	7,935,286		¥ 7,909		3,246,475		69,954		4,627,299		(16,351)
Ending balance, Shares at Dec. 31, 2017 | shares			117,140,856	117,140,856
Net income/(loss)	2,863,531								2,871,015		(7,484)
Other comprehensive income:
Foreign currency translation adjustments	58,421						58,421
Exercise and vesting of share-based awards	51,880		¥ 60		51,820
Exercise and vesting of share-based awards, Shares | shares			915,489	915,489
Share-based compensation	202,325				202,325
Ending balance, Amount at Dec. 31, 2018	11,111,443		¥ 7,969		3,500,620		128,375		7,498,314		(23,835)
Ending balance, Shares at Dec. 31, 2018 | shares			118,056,345	118,056,345
Net income/(loss)	3,200,645	$ 459,744							3,199,966		679
Other comprehensive income:
Foreign currency translation adjustments	20,040	2,879					20,040
Exercise and vesting of share-based awards	69,805		¥ 60		69,745
Exercise and vesting of share-based awards, Shares | shares			870,342	870,342
Share-based compensation	204,008				204,008
Ending balance, Amount at Dec. 31, 2019	¥ 14,605,941	$ 2,098,012	¥ 8,029	$ 1,153	¥ 3,774,373	$ 542,155	¥ 148,415	$ 21,318	¥ 10,698,280	$ 1,536,712	¥ (23,156)	$ (3,326)
Ending balance, Shares at Dec. 31, 2019 | shares			118,926,687	118,926,687